COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes	$ (476,480)	$ (366,594)		$ (293,171)
Shared-based compensation expense	(4,109)	(4,976)		(4,248)
Depreciation and amortization expense	(9,759)	(7,350)		(4,022)
Travel and housing	(6,881)	(17,115)		(6,623)
Office expenses	(3,050)	(2,583)		(2,082)
Professional services	(6,599)	(4,440)		(5,248)
Promotional and marketing expenses	(498)	(252)		(1,575)
Recruiting, training and other employee expenses	(2,436)	(1,854)		(1,382)
Taxes	0	0		(203)
Cost of sales	$ (509,812)	$ (405,164)	[1]	$ (318,554)	[1]

[1]	As of December 31, 2019 and 2018, some changes in the presentation of the financial results were included (see note 2.2.1).